Impairment reviews (Tables)	12 Months Ended
Dec. 31, 2024
Impairment Of Assets [Abstract]
Summary of Goodwill allocated to each of the CGU's
Carrying amount of goodwill allocated to each of the CGUs:

	2024 € '000s	2023 € '000s
Betway	31,918	31,844
Spin	2,141	2,141
Jumpman	39,527	37,774
DGC
Gross DGC goodwill	61,934	58,316
Accumulated impairment of DGC Goodwill	(44,619)	(35,160)
Total	90,901	94,915

Summary of Key Assumptions used in the Estimation of the Recoverable Amount
The following values were attributed to the key assumptions:
As at December 31, 2024:

	Betway	Jumpman	DGC
Pre-tax discount rate	26.9%	18.6%	26.9%
Long-term growth rate	2.0%	2.0%	2.0%

As at December 31, 2023:

	Betway	Jumpman	DGC
Pre-tax discount rate	26.7%	16.6%	20.2%
Long-term growth rate	2.0%	2.0%	2.0%

Summary of Regulatory Risks

	Betway	Jumpman	DGC
Specific equity risk premium	1.5%	2.0%	11.0%